Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2013
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Accrued Expenses and Other Liabilities

Note 11. Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities as of December 31 were as follows (in millions of dollars):

	2013			2012
	Current	Non- Current	Total	Current	Non- Current	Total
Pension and postretirement benefits (see Note 18)	$187	$8,126	$8,313	$188	$11,864	$12,052
Product warranty costs	1,346	2,454	3,800	1,142	2,372	3,514
Sales incentives	3,636	—	3,636	3,031	—	3,031
Personnel costs	792	443	1,235	711	413	1,124
Amounts due to related parties (see Note 19) (1)	718	—	718	562	—	562
Income and other taxes	441	98	539	256	106	362
Vehicle residual value guarantees	343	—	343	238	—	238
Accrued interest (2)	301	—	301	342	—	342
Workers’ compensation	43	234	277	46	275	321
Restructuring actions (see Note 21)	22	34	56	69	—	69
Other	2,001	371	2,372	1,933	507	2,440

Total	$9,830	$11,760	$21,590	$8,518	$15,537	$24,055

(1)	Excludes amounts due to related parties for interest separately discussed in (2) below.
(2)	Includes $215 million and $222 million of accrued interest due to related parties as of December 31, 2013 and 2012, respectively. Refer to Note 19, Other Transactions with Related Parties, for additional information.

We issue various types of product warranties under which we generally guarantee the performance of products delivered for a certain period or term. The reserve for product warranties includes the expected costs of warranty obligations imposed by law or contract, as well as the expected costs for mandatory or voluntary actions to recall and repair vehicles and for buyback commitments. We establish reserves for product warranty obligations when the related sale is recognized, which are reflected in the summary of the changes in accrued warranty costs below as “Provision for current period warranties.” Estimates are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for our vehicles. Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action that may result in adjustments to the established reserves, which are reflected in the summary below as “Net adjustments to pre-existing warranties.”

The changes in accrued product warranty costs (excluding deferred revenue from extended warranty and service contracts described below, as well as supplier recoveries) were as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$3,514	$3,318	$3,171
Provision for current period warranties	1,810	1,735	1,686
Net adjustments to pre-existing warranties	120	(158)	(106)
Net warranty settlements	(1,593)	(1,414)	(1,452)
Interest accretion, translation and other adjustments	(51)	33	19

Balance at end of period	$3,800	$3,514	$3,318

During the years ended December 31, 2013, 2012 and 2011, we recognized recoveries from suppliers related to warranty claims of $106 million, $105 million and $115 million, respectively, which are excluded from the change in warranty costs above.

We also offer customers the opportunity to purchase separately-priced extended warranty and service contracts. In addition, from time to time we sell certain vehicles with a service contract included in the sales price of the vehicle. The service contract and vehicle qualified as separate units of accounting in accordance with the accounting guidance for multiple-element arrangements. Refer to Note 2, Basis of Presentation and Significant Accounting Policies, for additional information. The revenue from these contracts, as well as our separately-priced extended warranty and service contracts, is recorded as a component of Deferred Revenue in the accompanying Consolidated Balance Sheets at the inception of the contract and is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on historical information.

The following summarizes the changes in deferred revenue from these contracts (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$1,075	$926	$829
Deferred revenues for current period service contracts	680	600	545
Earned revenues in current period	(462)	(446)	(446)
Refunds of cancelled contracts	(59)	(54)	(53)
Interest accretion, translation and other adjustments	5	49	51

Balance at end of period	$1,239	$1,075	$926